UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4084

Hawaiian Tax-Free Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31

Date of reporting period: 9/30/11

FORM N-CSRS

ITEM 1.	REPORTS TO STOCKHOLDERS

Semi-Annual Report
September 30, 2011

HAWAIIAN TAX-FREE TRUST
A tax-free income investment

Serving Hawaii Investors For More Than 25 Years Hawaiian Tax-Free Trust “Experience, Procedures and Review”

November, 2011

Dear Fellow Shareholder:

The Management of Hawaiian Tax-Free Trust has been privileged to serve you and our other shareholders since the Trust’s inception in 1985 – more than 25 years ago.

One of the benefits of being in existence so long is that we have experienced a number of up and down economic cycles and endured a variety of changes and challenges. In short, we have generally “seen it all before.” Back in 1993, we produced a “Thought for the Month” entitled “The Sky is Falling!” It was intended to calm any fears that our then shareholders might have had as a result of newspaper and magazine articles which were predicting that the municipal bond market was about to crumble.

Here we are 18 years later and similar articles have been appearing once again in both the financial and local press. While the facts and circumstances may be somewhat different, we believe that what we said back in 1993 still holds true for us today.

Certainly there is a degree of risk with virtually everything in life. However, we do not believe that “the sky is falling.” Furthermore, all of us associated with Hawaiian Tax-Free Trust take very deliberate steps each and every day in pursuit of your Trust’s objective of seeking to provide you with as high a level of double tax-free income as is consistent with preservation of capital.

The following are among those deliberate steps we take each day in managing your Trust:

•
In line with Hawaiian Tax-Free Trust’s prospectus, we may only purchase investment grade securities – securities rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations - or if unrated, determined by your investment team to be of comparable quality. In addition to credit characteristics, we also look at an issue’s maturity and sector (in order to enhance diversification and meet other requirements identified by your portfolio management team).

•
We invest in an issue based on our initial research. Then we monitor the ongoing financial condition of the issuer. This may include speaking to financial officers affiliated with the issuer, reviewing economic changes impacting the issuer, and reviewing the issuer’s financial reports. The importance of knowing what we own is heightened during periods of market volatility.

NOT A PART OF THE SEMI-ANNUAL REPORT

The research conducted prior to investing in a bond, and ongoing credit monitoring, make it possible to evaluate potential risks associated with an individual bond and the adequacy of the compensation provided for that risk. Simply put, we seek to evaluate whether, as a bond investor, the Trust is adequately compensated for the risk associated with lending to a particular issuer.

•	We use a nationally prominent independent pricing service to price each and every single one of your Trust’s portfolio holdings on a daily basis.

In an effort to test the accuracy of our pricing, we regularly compare and confirm prices of our portfolio securities with a second pricing service.

•	We continually seek to ensure that Hawaiian Tax-Free Trust’s net assets are invested in liquid securities.

•
And, your Trust’s portfolio holdings are published regularly. A detailed report is available quarterly, while your Trust’s five largest portfolio holdings are listed as of each month-end. This information may be found on our website at www.aquilafunds.com.

We believe that following these various policies and procedures have served you and our other shareholders well over the past 25 years.

And, you can rest assured that we regularly review and seek to enhance them as and when we believe appropriate.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann Vice Chair and President

Consideration should be given to the risks of investing, including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REPORT

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011 (unaudited)

Principal		Rating
Amount	Municipal Bonds (94.1%)	Moody’s/S&P	Value

	General Obligation Bonds (56.5%)
	City and County of Honolulu, Hawaii
$5,000,000	5.000%, 09/01/19 Series F	Aa1/NR***	$6,047,000
5,000,000	5.000%, 09/01/20	Aa1/NR***	5,970,650
3,500,000	5.250%, 09/01/26	Aa1/NR***	4,000,185
3,820,000	5.250%, 09/01/27	Aa1/NR***	4,340,208
7,390,000	5.250%, 09/01/28 Series D	Aa1/NR***	8,374,348
8,585,000	5.250%, 09/01/30	Aa1/NR***	9,608,160
9,105,000	5.250%, 09/01/31	Aa1/NR***	10,156,901
	City and County of Honolulu, Hawaii, Series A
2,650,000	4.500%, 08/01/36	Aa1/NR***	2,763,182
	City and County of Honolulu, Hawaii, Board of
	Water Supply System, Refunding Series A,
	NPFG Insured
3,010,000	4.750%, 07/01/31	Aa2/AA	3,158,092
	City and County of Honolulu, Hawaii, FGIC Insured
7,720,000	5.000%, 07/01/21	Aa1/NR***	8,597,301
	City and County of Honolulu, Hawaii, NPFG Insured
8,500,000	5.000%, 07/01/17	Aa1/NR***	9,389,440
	City and County of Honolulu, Hawaii, NPFG FGIC
	Insured
8,270,000	5.000%, 07/01/21	Aa1/NR***	9,209,803
1,000,000	5.000%, 07/01/22	Aa1/NR***	1,110,200
	City and County of Honolulu, Hawaii, Refunding,
	Series A
7,000,000	5.000%, 04/01/27	Aa1/NR***	7,793,730
	City and County of Honolulu, Hawaii Refunding,
	Series A
8,105,000	5.000%, 07/01/27	Aa1/NR***	8,602,485
	City and County of Honolulu, Hawaii Refunding,
	Series B
5,000,000	5.000%, 12/01/30	Aa1/NR***	5,562,250
3,000,000	5.000%, 12/01/33	Aa1/NR***	3,297,960
5,000,000	4.750%, 12/01/35	Aa1/NR***	5,332,300

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	City and County of Honolulu, Hawaii Refunding,
	Series F, NPFG FGIC Insured
$1,500,000	5.000%, 07/01/28	Aa1/NR***	$1,610,235
	City and County of Honolulu, Hawaii, Series A 1993,
	FGIC TCRS Insured, Escrowed to Maturity,
	Collateral: U.S. Government Securities
920,000	6.000%, 01/01/12	Aa1/NR	932,760
	City and County of Honolulu, Hawaii Series A 1994,
	FGIC Insured, Escrowed to Maturity, Collateral:
	U.S. Government Securities
775,000	5.750%, 04/01/13	Aa1/NR	837,698
	City and County of Honolulu, Hawaii, Series A 2003,
	NPFG Insured, Unrefunded Portion
425,000	5.250%, 03/01/15	Aa1/NR***	451,070
670,000	5.250%, 03/01/17	Aa1/NR***	709,155
285,000	5.250%, 03/01/18	Aa1/NR***	301,202
	City and County of Honolulu, Hawaii, Series A,
	AGM Insured
3,000,000	5.000%, 07/01/29	Aa1/AA+	3,235,200
	City and County of Honolulu, Hawaii, Series A,
	FGIC TCRS Insured
1,580,000	6.000%, 01/01/12	Aa1/NR	1,601,836
3,025,000	5.750%, 04/01/13	Aa1/NR	3,262,160
	City and County of Honolulu, Hawaii, Series A,
	NPFG Insured
5,000,000	5.000%, 07/01/21	Aa1/NR***	5,600,950
5,000,000	5.000%, 07/01/22	Aa1/NR***	5,573,950
12,000,000	5.000%, 07/01/28	Aa1/NR***	13,023,840
7,000,000	5.000%, 07/01/29	Aa1/NR***	7,571,200
	City and County of Honolulu, Hawaii, Series A,
	NPFG Insured, Prerefunded to 03/01/13 @100,
	Collateral: U.S. Government Securities
2,575,000	5.250%, 03/01/15	NR/AA+	2,753,628
4,110,000	5.250%, 03/01/17	NR/AA+	4,395,111
1,715,000	5.250%, 03/01/18	NR/AA+	1,833,970

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	City and County of Honolulu, Hawaii, Series A,
	Refunding
$2,000,000	5.250%, 04/01/17	Aa1/NR***	$2,396,080
5,000,000	5.000%, 04/01/19	Aa1/NR***	6,019,150
3,930,000	5.000%, 04/01/20	Aa1/NR***	4,665,067
	City and County of Honolulu, Hawaii, Series B,
	FGIC TCRS Insured, Unrefunded Portion
2,490,000	5.500%, 10/01/11	Aa1/NR	2,490,343
	City and County of Honolulu, Hawaii, Series C,
	NPFG Insured
6,740,000	5.000%, 07/01/18	Aa1/NR***	7,724,175
	City and County of Honolulu, Hawaii, Series D,
	AGM Insured
2,595,000	5.000%, 07/01/22	Aa1/AA+	2,892,880
	City and County of Honolulu, Hawaii, Series D,
	NPFG Insured
3,750,000	5.000%, 07/01/19	Aa1/NR***	4,267,950
6,080,000	5.000%, 07/01/21	Aa1/NR***	6,810,755
	City and County of Honolulu, Hawaii, Series F,
	NPFG FGIC Insured
1,000,000	5.250%, 07/01/19	Aa1/NR***	1,129,990
5,335,000	5.250%, 07/01/20	Aa1/NR***	5,995,420
	City and County of Honolulu, Hawaii Refunding and
	Improvement, Series B, FGIC TCRS Insured,
	Escrowed to Maturity, Collateral: U.S.
	Government Securities
4,820,000	5.500%, 10/01/11	Aa1/AAA	4,818,757
	City and County of Honolulu, Hawaii, Water Utility
	Refunding and Improvement, Escrowed to
	Maturity, FGIC Insured, Collateral: U.S.
	Government Securities
1,125,000	6.000%, 12/01/12	Aa1/NR	1,199,047
1,050,000	6.000%, 12/01/15	Aa1/NR	1,276,558
	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-	2,228,499
2,245,000	5.500%, 07/15/23	Aa2/AA-	2,634,889

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	County of Hawaii (continued)
$1,990,000	5.750%, 07/15/24	Aa2/AA-	$2,336,618
2,370,000	5.750%, 07/15/25	Aa2/AA-	2,757,448
3,585,000	6.000%, 07/15/27	Aa2/AA-	4,196,852
	County of Hawaii, NPFG Insured
2,010,000	5.250%, 07/15/21	Aa2/AA-	2,209,653
	County of Hawaii, Series A
1,900,000	5.000%, 07/15/17	Aa2/AA-	2,256,269
2,870,000	5.000%, 03/01/29	Aa2/AA-	3,221,030
1,085,000	5.000%, 03/01/30	Aa2/AA-	1,209,287
	County of Hawaii, Series A, AGM Insured
1,000,000	5.000%, 07/15/16	Aa2/AA+	1,073,610
2,000,000	5.000%, 07/15/17	Aa2/AA+	2,146,480
1,000,000	5.000%, 07/15/18	Aa2/AA+	1,070,290
1,500,000	5.000%, 07/15/19	Aa2/AA+	1,601,865
	County of Hawaii, Series A, AGC Insured
1,850,000	5.000%, 07/15/20	Aa2/AA+	2,073,831
	County of Hawaii, Series A, NPFG FGIC Insured
1,000,000	5.600%, 05/01/12	Aa2/AA-	1,030,040
1,000,000	5.600%, 05/01/13	Aa2/AA-	1,079,930
	County of Kauai, Hawaii, 2005-Series A, NPFG
	FGIC Insured
1,560,000	5.000%, 08/01/16	Aa2/AA	1,770,148
2,010,000	5.000%, 08/01/17	Aa2/AA	2,281,571
2,060,000	5.000%, 08/01/18	Aa2/AA	2,335,855
1,400,000	5.000%, 08/01/19	Aa2/AA	1,582,448
	County of Kauai, Hawaii, Refunding, Series A
1,000,000	3.250%, 08/01/21	Aa2/AA	1,070,340
1,445,000	4.000%, 08/01/22	Aa2/AA	1,623,327
1,000,000	3.625%, 08/01/25	Aa2/AA	1,035,550
	County of Kauai, Hawaii, Series A, NPFG FGIC
	Insured
1,000,000	5.000%, 08/01/23	Aa2/AA	1,084,090
1,555,000	5.000%, 08/01/24	Aa2/AA	1,676,368
1,500,000	5.000%, 08/01/25	Aa2/AA	1,610,325

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	County of Kauai, Hawaii, Series A, NPFG FGIC
	Insured (continued)
$1,000,000	5.000%, 08/01/28	Aa2/AA	$1,062,010
1,000,000	5.000%, 08/01/29	Aa2/AA	1,058,690
	County of Maui, Hawaii, NPFG Insured
1,250,000	3.800%, 03/01/16	Aa1/AA+	1,338,625
1,105,000	5.000%, 03/01/19	Aa1/AA+	1,222,053
	County of Maui, Hawaii, 2002 - Series A, NPFG
	Insured, Prerefunded to 03/01/12 @100,
	Collateral: U.S. Government Securities
1,105,000	5.250%, 03/01/15	NR/AA+	1,127,653
1,205,000	5.250%, 03/01/16	NR/AA+	1,229,702
1,000,000	5.250%, 03/01/18	NR/AA+	1,020,500
1,750,000	5.250%, 03/01/19	NR/AA+	1,785,875
1,000,000	5.000%, 03/01/20	NR/AA+	1,019,490
	County of Maui, Hawaii, Series A, NPFG Insured
1,165,000	4.375%, 07/01/19	Aa1/AA+	1,304,031
750,000	5.000%, 07/01/20	Aa1/AA+	856,695
	County of Maui, Hawaii, Refunding, Series A, B &
	C, NPFG Insured
1,000,000	5.000%, 03/01/18	Aa1/AA+	1,110,130
	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+	4,457,259
4,620,000	4.000%, 06/01/20	Aa1/AA+	5,186,828
2,385,000	4.000%, 06/01/21	Aa1/AA+	2,642,246
	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA	7,470,540
	State of Hawaii, Prerefunded to 02/01/12 @100
1,050,000	5.500%, 02/01/21	Aa2/AA+	1,067,944
	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR*	874,567
	State of Hawaii, AGM Insured
1,450,000	5.500%, 02/01/21	Aa2/AA+	1,473,011
	State of Hawaii, AMBAC Insured
5,000,000	5.000%, 07/01/16	Aa2/AA	5,700,450

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	State of Hawaii, NPFG Insured
$3,895,000	5.000%, 08/01/20	Aa2/AA	$3,906,841
1,770,000	5.250%, 08/01/21	Aa2/AA	1,776,283
5,000,000	5.000%, 10/01/22	Aa2/AA	5,495,750
	State of Hawaii, NPFG FGIC Insured
2,330,000	6.000%, 12/01/12	Aa2/AA	2,480,262
	State of Hawaii, Series BZ, NPFG FGIC Insured
3,700,000	6.000%, 10/01/11	Aa2/AA	3,700,556
3,500,000	6.000%, 10/01/12	Aa2/AA	3,695,405
	State of Hawaii, Series CH
1,000,000	4.750%, 11/01/11	Aa2/AA	1,003,478
	State of Hawaii, Series CM, NPFG FGIC Insured
3,000,000	6.500%, 12/01/15	Aa2/AA	3,664,440
	State of Hawaii , Series CV, NPFG FGIC Insured
1,015,000	5.000%, 08/01/21	Aa2/AA	1,018,015
	State of Hawaii , Series CX, AGM Insured,
	Prerefunded 02/01/12 @ 100
8,725,000	5.500%, 02/01/13	Aa2/AA+	8,874,110
	State of Hawaii , Series CX, AGM Insured,
	Unrefunded Balance
3,075,000	5.500%, 02/01/16	Aa2/AA+	3,124,907
	State of Hawaii, Series CZ, Prerefunded to 07/01/12
	@100
2,000,000	5.250%, 07/01/15	Aa2/AA+	2,073,920
	State of Hawaii, Series CZ, AGM Insured
	Prerefunded to 07/01/12 @100, Collateral:
	U.S. Government Securities
3,000,000	5.250%, 07/01/17	Aa2/AA+	3,110,880
	State of Hawaii, Series DD, NPFG Insured
5,000,000	5.250%, 05/01/23	Aa2/AA	5,514,050
	State of Hawaii, Series DE, NPFG Insured
16,000,000	5.000%, 10/01/21	Aa2/AA	17,660,480
2,500,000	5.000%, 10/01/24	Aa2/AA	2,708,975

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal		Rating
Amount	General Obligation Bonds (continued)	Moody’s/S&P	Value

	State of Hawaii, Series DF, AMBAC Insured
$3,500,000	5.000%, 07/01/18	Aa2/AA	$3,969,665
10,000,000	5.000%, 07/01/22	Aa2/AA	11,113,500
5,000,000	5.000%, 07/01/23	Aa2/AA	5,533,850
10,000,000	5.000%, 07/01/24	Aa2/AA	10,988,100
5,000,000	5.000%, 07/01/25	Aa2/AA	5,473,300
	State of Hawaii, Series DG, AMBAC Insured,
	Refunding
2,000,000	5.000%, 07/01/17	Aa2/AA	2,273,100
	State of Hawaii, Series DI, AGM Insured
5,000,000	5.000%, 03/01/20	Aa2/AA+	5,640,700
2,750,000	5.000%, 03/01/21	Aa2/AA+	3,078,927
5,000,000	5.000%, 03/01/22	Aa2/AA+	5,584,650
	State of Hawaii, Series DJ, AMBAC Insured
5,000,000	5.000%, 04/01/23	Aa2/AA	5,670,300
	State of Hawaii, Series DJ, AGM-CR AMBAC Insured
5,000,000	5.000%, 04/01/23	Aa2/AA+	5,670,300
	State of Hawaii, Series DK
5,000,000	5.000%, 05/01/12	Aa2/AA	5,134,550
	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA	1,163,290
	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa2/AA	11,885,000
	State of Hawaii, Series DY, Refunding
5,765,000	5.000%, 02/01/20	Aa2/AA	6,937,659
	Total General Obligation Bonds		470,824,487

	Revenue Bonds (37.6%)
	ABAG Finance Authority for Nonprofit Corporations,
	California Revenue Jewish Home San Francisco,
	VRDO, daily reset, Wells Fargo LOC
10,000,000	0.090%, 11/15/35	VMIG1/NR	10,000,000
	Board of Regents, University of Hawaii, University
	System, Series A, FGIC Insured, Prerefunded to
	07/15/12 @100, Collateral: State & Local
	Government Series 100%
2,000,000	5.500%, 07/15/19	Aa2/A+	2,081,680

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	Board of Regents, University of Hawaii, University
	System, Series A, FGIC Insured, Prerefunded to
	07/15/12 @100, Collateral: State & Local
	Government Series 100% (continued)
$2,000,000	5.500%, 07/15/21	Aa2/A+	$2,081,680
2,000,000	5.500%, 07/15/22	Aa2/A+	2,081,680
3,000,000	5.500%, 07/15/29	Aa2/A+	3,122,520
	Board of Regents, University of Hawaii, University
	System, Series B, AGM Insured
1,110,000	5.250%, 10/01/12	Aa3/AA+	1,113,663
1,000,000	5.250%, 10/01/13	Aa3/AA+	1,003,080
1,140,000	5.250%, 10/01/14	Aa3/AA+	1,143,283
1,395,000	5.250%, 10/01/15	Aa3/AA+	1,399,143
	City and County of Honolulu, Hawaii Board of Water
	Supply Water Systems, NPFG Insured
5,000,000	5.000%, 07/01/26	Aa2/AA	5,413,150
	City and County of Honolulu, Hawaii Board of Water
	Supply Systems, Refunding Series A, NPFG Insured
3,075,000	4.500%, 07/01/22	Aa2/AA	3,348,121
4,525,000	4.500%, 07/01/24	Aa2/AA	4,806,138
	City and County of Honolulu, Hawaii, Board of Water
	Supply System, Refunding Series A, NPFG FGIC
	Insured
400,000	4.750%, 07/01/20	Aa2/AA	423,884
	City and County of Honolulu, Hawaii Board of Water
	Supply Water Systems, AGM Insured, Unrefunded
	Balance
1,510,000	5.125%, 07/01/21	Aa2/AA+	1,514,092
	City and County of Honolulu, Hawaii Board of Water
	Supply Water Systems, NPFG FGIC Insured
2,545,000	4.750%, 07/01/19	Aa2/AA	2,714,395
	City and County of Honolulu, Hawaii, Wastewater
	System, NPFG Insured
5,000,000	5.000%, 07/01/32	Aa3/AA-	5,231,200

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	City and County of Honolulu, Hawaii, Wastewater
	System, Series A, NPFG FGIC Insured
$1,825,000	5.000%, 07/01/22	Aa2/AA	$1,990,236
	City and County of Honolulu, Hawaii, Wastewater
	System, Senior Series A, NPFG FGIC Insured
3,370,000	5.000%, 07/01/18	Aa2/AA	3,752,967
2,000,000	5.000%, 07/01/24	Aa2/AA	2,141,860
	City and County of Honolulu, Hawaii, Wastewater
	System, First Bond Resolution, Senior Series A,
	NPFG Insured
1,000,000	5.000%, 07/01/36	Aa2/AA	1,050,650
	City and County of Honolulu, Hawaii, Wastewater
	System, Second Bond, Junior B-1 Remarket
	09/15/06, NPFG Insured
1,340,000	5.000%, 07/01/18	Aa3/AA-	1,518,260
1,935,000	5.000%, 07/01/19	Aa3/AA-	2,173,779
2,035,000	5.000%, 07/01/20	Aa3/AA-	2,273,502
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue Linked Certificates
	(Kapiolani Health Care)
2,185,000	6.400%, 07/01/13	A3/BBB+	2,317,105
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue Refunding Queens
	Health System, Series A VRDO*, weekly reset,
	Bank of America LOC
13,735,000	0.210%, 07/01/29	VMIG1/A-1	13,735,000
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue Refunding Queens
	Health System, Series B, VRDO* weekly reset,
	Bank of America LOC
1,920,000	0.210%, 07/01/29	VMIG1/A-1	1,920,000
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian Electric
	Company, Inc.), Series A, AMBAC Insured
4,965,000	5.500%, 12/01/14	Baa1/BBB-	4,980,838

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian Electric
	Company, Inc.), Series A, NPFG Insured
$4,125,000	4.950%, 04/01/12	Baa1/BBB	$4,192,444
	Hawaii State Department of Budget and Finance of
	the State of Hawaii Special Purpose Revenue
	(Hawaiian Electric Company, Inc. and Subsidiaries
	Projects), Series A-AMT, NPFG Insured
5,700,000	5.650%, 10/01/27	Baa1/BBB	5,727,531
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian Electric Co.)
	Series B-AMT, AMBAC Insured
1,000,000	5.750%, 12/01/18	Baa1/BBB-	1,005,310
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian Electric
	Company, Inc., and Subsidiaries Projects), Series
	B-AMT, Syncora Guarantee, Inc. Insured
1,000,000	5.000%, 12/01/22	Baa1/BBB-	998,240
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian Electric
	Company, Inc.), Series D-AMT, AMBAC Insured
2,500,000	6.150%, 01/01/20	Baa1/BBB-	2,502,350
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Wilcox Memorial
	Hospital Projects)
1,145,000	5.350%, 07/01/18	A3/BBB+	1,145,950
	Hawaii State Department of Hawaiian Home Lands
575,000	4.000%, 04/01/12	A1/NR****	581,187
730,000	4.500%, 04/01/14	A1/NR****	767,544
500,000	5.000%, 04/01/15	A1/NR****	542,560
715,000	5.000%, 04/01/17	A1/NR****	782,703
1,000,000	5.500%, 04/01/20	A1/NR****	1,104,340
	Honolulu, Hawaii City & County Wastewater
	Systems Revenue, 1st Board Resolution-Senior
	Series A
2,455,000	5.000%, 07/01/21	Aa2/AA	2,880,550

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	Honolulu, Hawaii City & County Wastewater
	Systems Revenue, 1st Board Resolution-Senior
	Series A (continued)
$2,800,000	5.000%, 07/01/22	Aa2/AA	$3,257,548
3,300,000	5.000%, 07/01/23	Aa2/AA	3,796,914
2,500,000	5.000%, 07/01/24	Aa2/AA	2,846,625
	Honolulu, Hawaii City & County Wastewater
	Systems Revenue, 2nd Board Resolution
	Resolution-Junior-Series A
1,155,000	4.000%, 07/01/13	Aa3/AA-	1,223,237
1,000,000	4.000%, 07/01/14	Aa3/AA-	1,077,740
1,000,000	5.000%, 07/01/20	Aa2/AA	1,184,150
1,030,000	5.000%, 07/01/22	Aa3/AA-	1,182,698
7,400,000	4.500%, 07/01/27	Aa3/AA-	7,860,946
	Puerto Rico Commonwealth Highway &
	Transportation Authority, Series G, FGIC Insured
1,000,000	5.250%, 07/01/15	Baa1/BBB	1,043,510
	Puerto Rico Electric Power Authority Power Revenue
	Bonds Series QQ, Syncora Guarantee, Inc. Insured
3,195,000	5.500%, 07/01/16	A3/BBB+	3,590,285
	Puerto Rico Electric Power Authority Power Revenue
	Series TT
5,000,000	5.000%, 07/01/26	A3/BBB+	5,124,850
	Puerto Rico Electric Power Authority Power Revenue,
	Refunding Series UU
1,000,000	4.250%, 07/01/13	A3/BBB+	1,048,070
	State of Hawaii Airport System, AMT, NPFG FGIC
	Insured
7,425,000	5.750%, 07/01/13	A2/A	7,454,997
4,000,000	5.750%, 07/01/17	A2/A	4,016,160
11,000,000	5.625%, 07/01/18	A2/A	11,043,340
6,000,000	5.250%, 07/01/21	A2/A	6,021,900

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	State of Hawaii Airport System, AMT, Second Series,
	Escrowed to Maturity, NPFG Insured, Collateral:
	U.S. Government Securities
$1,455,000	6.900%, 07/01/12	NR/BBB	$1,521,450
	State of Hawaii Airport System Revenue Refunding,
	AMT
15,000,000	5.000%, 07/01/21	A2/A	16,427,400
5,000,000	5.000%, 07/01/22	A2/A	5,420,750
1,500,000	5.000%, 07/01/23	A2/A	1,611,150
3,000,000	5.000%, 07/01/24	A2/A	3,207,360
	State of Hawaii Airport System Revenue Refunding,
	Series A
1,150,000	5.250%, 07/01/21	A2/A	1,317,106
1,000,000	5.250%, 07/01/23	A2/A	1,117,150
1,000,000	5.250%, 07/01/27	A2/A	1,086,750
	State of Hawaii Airport System, Series A
2,000,000	4.000%, 07/01/20	A2/A	2,100,800
3,000,000	5.000%, 07/01/22	A2/A	3,348,090
	State of Hawaii Harbor Capital Improvement, Series
	B-AMT, AMBAC Insured
3,000,000	5.500%, 07/01/19	NR/NR**	3,044,760
	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A+	17,826,765
3,000,000	5.625%, 07/01/40	A2/A+	3,210,090
	State of Hawaii Harbor System, Series A, AGM
	Insured
4,910,000	5.250%, 01/01/25	Aa3/AA+	5,079,051
1,450,000	5.250%, 01/01/27	Aa3/AA+	1,488,062
	State of Hawaii Harbor System, Series A-AMT,
	AGM Insured
2,000,000	5.250%, 07/01/15	Aa3/AA+	2,218,480
2,215,000	5.250%, 07/01/17	Aa3/AA+	2,505,785

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal		Rating
Amount	Revenue Bonds (continued)	Moody’s/S&P	Value

	State of Hawaii Highway Revenue
$1,000,000	5.250%, 01/01/17	Aa2/AA+	$1,189,350
1,000,000	5.250%, 01/01/18	Aa2/AA+	1,205,980
6,135,000	5.500%, 07/01/18	Aa2/AA+	7,564,946
5,220,000	6.000%, 01/01/23	Aa2/AA+	6,280,861
	State of Hawaii Highway Revenue, Series A,
	AGM Insured
1,000,000	5.000%, 07/01/20	Aa2/AA+	1,096,920
2,000,000	5.000%, 07/01/22	Aa2/AA+	2,181,080
	State of Hawaii Highway Revenue, Series B,
	AGM Insured
2,000,000	5.000%, 07/01/16	Aa2/AA+	2,259,780
	State of Hawaii Housing Finance and Development
	Corporation Single Family Mortgage, Series
	A-AMT, FNMA Insured
2,255,000	5.300%, 07/01/22	Aaa/AA+	2,266,004
7,130,000	5.400%, 07/01/29	Aaa/AA+	7,131,711
935,000	5.750%, 07/01/30	Aaa/AA+	935,103
690,000	5.400%, 07/01/30	Aaa/AA+	690,117
	State of Hawaii Housing Finance and Development
	Corporation Single Family Mortgage, Series B,
	FNMA Insured
2,490,000	5.450%, 07/01/17	Aaa/AA+	2,491,220
4,915,000	5.300%, 07/01/28	Aaa/AA+	4,916,032
	State of Hawaii Housing Finance and Development
	Corporation Multifamily Revenue, Kuhio Park
	Terrace, Series B, FHLMC Insured
2,525,000	1.250%, 10/01/13	NR/AA+	2,529,469
	University of Hawaii
2,725,000	5.500%, 10/01/22	Aa2/A+	3,248,418
	University of Hawaii, NPFG Insured
5,000,000	5.000%, 07/15/21	Aa2/A+	5,554,700
	University of Hawaii Revenue Refunding, Series A,
	NPFG Insured
4,840,000	4.500%, 07/15/25	Aa2/A+	5,105,522

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Principal			Rating
Amount		Revenue Bonds (continued)	Moody’s/S&P	Value

		University of Hawaii, Series A
$1,000,000		4.000%, 10/01/18	Aa2/A+	$1,120,830
2,000,000		5.250%, 10/01/34	Aa2/A+	2,183,800
		University of Hawaii, Series A-2
1,000,000		4.000%, 10/01/14	Aa2/A+	1,087,810
500,000		4.000%, 10/01/15	Aa2/A+	554,575
2,175,000		4.000%, 10/01/17	Aa2/A+	2,444,200
1,000,000		4.000%, 10/01/19	Aa2/A+	1,121,090
		University of Hawaii, Series B-2
1,500,000		4.000%, 10/01/14	Aa2/A+	1,631,715
		University of Hawaii, AGM-ICC NPFG Insured
2,000,000		5.000%, 10/01/23	Aa2/AA+	2,203,540
		University of Hawaii, University System, FGIC Insured,
		Prerefunded to 07/12/12 @100 Collateral: State and
		Local Government Securities
1,650,000		5.125%, 07/15/32	Aa2/A+	1,712,585
		Total Revenue Bonds		312,573,942

		Total Investments (cost $742,501,758-note 4)	94.1%	783,398,429
		Other assets less liabilities	5.9	49,524,113
		NET ASSETS	100.0%	$832,922,542

	*	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

	**
Any  security not  rated (NR) by  any of  the Nationally  Recognized Statistical Rating Organizations (“NRSRO” or “credit rating agency”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

	Fitch Ratings: *** AA **** A

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Percent of
Portfolio Distribution by Quality Rating	Portfolio †
Aaa or VMIG1 of Moody’s	5.6%
Prerefunded bonds †† / Escrowed to Maturity bonds	6.7
Aa of Moody’s or AA or S&P	71.6
A of Moody’s	13.1
Baa of Moody’s	2.6
Not rated**	0.4
100.0%

†	Calculated using the Moody’s rating unless otherwise noted.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
	ABAG	Association of Bay Area Governments
	AGC	Assured Guaranty Insurance
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corporation
	AMT	Alternative Minimum Tax
	CR	Custodial Receipts
	FGIC	Financial Guaranty Insurance Co.
	FHLMC	Federal Home Loan Mortgage Corporation
	FNMA	Federal National Mortgage Association
	ICC	Insured Custody Certificate
	LOC	Letter of Credit
	NPFG	National Public Finance Guarantee
	NR	Not Rated
	TCRS	Transferable Custodial Receipts
	VRDO	Variable Rate Demand Obligation

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2011 (unaudited)

ASSETS
Investments at value (cost $742,501,758)	$783,398,429
Cash	67,915,869
Interest receivable	9,588,637
Receivable for Trust shares sold	366,224
Other assets	38,308
Total assets	861,307,467
LIABILITIES
Payable for investment securities purchased	26,872,795
Payable for Trust shares redeemed	812,619
Dividends payable	316,612
Adviser and Administrator fees payable	274,044
Distribution and service fees payable	11,916
Accrued expenses	96,939
Total liabilities	28,384,925
NET ASSETS	$832,922,542
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares, par value $0.01 per share.	$723,053
Additional paid-in capital	799,360,716
Net unrealized appreciation on investments (note 4)	40,896,671
Accumulated net realized loss on investments	(8,057,898)
	$832,922,542
CLASS A
Net Assets	$733,375,812
Capital shares outstanding	63,663,637
Net asset value and redemption price per share	$11.52
Maximum offering price per share (100/96 of $11.52 adjusted to nearest cent)	$12.00
CLASS C
Net Assets	$70,545,666
Capital shares outstanding	6,128,116
Net asset value and offering price per share	$11.51
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$11.51	*
CLASS Y
Net Assets	$29,001,064
Capital shares outstanding	2,513,558
Net asset value, offering and redemption price per share	$11.54

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2011 (unaudited)

Investment Income:
Interest income		$15,791,410
Expenses:

Investment Adviser fees (note 3)	$574,720
Administrator fees (note 3)	1,067,343
Distribution and service fees (note 3)	1,065,555
Transfer and shareholder servicing agent fees	209,794
Trustees’ fees and expenses (note 8)	103,377
Legal fees (note 3)	81,591
Shareholders’ reports and proxy statements	41,433
Custodian fees (note 6)	29,328
Registration fees and dues	19,289
Insurance	18,506
Auditing and tax fees	12,838
Chief compliance officer services (note 3)	2,258
Miscellaneous	25,454
Total expenses		3,251,486
Net investment income		12,539,924

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	(27,219)
Change in unrealized appreciation on investments	25,292,404

Net realized and unrealized gain (loss) on investments		25,265,185
Net change in net assets resulting from operations		$37,805,109

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2011	Year Ended
	(unaudited)	March 31, 2011
OPERATIONS:
Net investment income	$12,539,924	$25,528,229
Net realized gain (loss) from securities transactions	(27,219)	3,826
Change in unrealized appreciation on investments	25,292,404	(13,322,844)
Net change in net assets resulting from operations	37,805,109	12,209,211

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(11,281,423)	(22,934,179)

Class C Shares:
Net investment income	(787,514)	(1,448,808)

Class Y Shares:
Net investment income	(470,987)	(1,145,242)
Change in net assets from distributions	(12,539,924)	(25,528,229)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	41,245,412	108,027,539
Reinvested dividends and distributions	7,180,430	14,619,042
Cost of shares redeemed	(42,784,384)	(97,369,390)
Change in net assets from capital share transactions	5,641,458	25,277,191

Change in net assets	30,906,643	11,958,173

NET ASSETS:
Beginning of period	802,015,899	790,057,726

End of period	$832,922,542	$802,015,899

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2011 (unaudited)

1. Organization

     Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On July 21, 1998, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)	Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

(unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs –
Municipal Bonds*	783,398,429
Level 3 – Significant Unobservable Inputs	–
Total	$783,398,429
*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2008-2010) or expected to be taken in the Trust’s 2011 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended March 31, 2011.

i)
Accounting pronouncements: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2010.

In May 2011, FASB  issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in  U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting  Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these updates and amendments may have on the Trust’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the Trust’s net assets.

     Aquila Investment Management LLC (the “Administrator”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator for the

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

Trust under an Administration Agreement with the Trust. Under this Agreement, the Administrator provides all administrative services to the Trust, other than those relating to the management of the Trust’s investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the Trust’s net assets.

     The Adviser and the Administrator each agree that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (based on aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust’s total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 2011.

     Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2011, service fees on Class A Shares amounted to $724,412 of which the Distributor retained $31,537.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2011, amounted to $255,857. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2011, amounted to $85,286. The total of these payments made with respect to Class C Shares amounted to $341,143 of which the Distributor retained $64,496.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2011, total commissions on sales of Class A Shares amounted to $642,773, of which the Distributor received $60,411.

c) Other Related Party Transactions:

     On June 1, 2011, Bingham McCutchen LLP replaced Butzel Long PC (“Butzel”) as counsel to the Trust. During the period April 1, 2011 to May 31, 2011, the Trust incurred $14,814 of legal fees allocable to Butzel for legal services in conjunction with the Trust’s ongoing operations. During this period, the Trust’s former Secretary was Of Counsel to Butzel.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2011, purchases of securities and proceeds from the sales of securities aggregated $41,018,041, and $71,690,000, respectively.

     At September 30, 2011, the aggregate tax cost for all securities was $742,501,758. At September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $41,321,232 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $424,561 for a net unrealized appreciation of $40,896,671.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended September 30, 2011		Year Ended
	(unaudited)		March 31, 2011
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	2,625,192	$29,861,701	6,502,521	$74,031,760
Reinvested distributions	585,670	6,671,015	1,195,615	13,579,694
Cost of shares redeemed	(2,987,791)	(34,014,450)	(6,387,902)	(72,315,973)
Net change	223,071	2,518,266	1,310,234	15,295,481
Class C Shares:
Proceeds from shares sold	681,296	7,748,680	2,235,661	25,441,707
Reinvested distributions	37,154	422,795	65,752	745,439
Cost of shares redeemed	(417,539)	(4,754,426)	(1,090,681)	(12,323,787)
Net change	300,911	3,417,049	1,210,732	13,863,359
Class Y Shares:
Proceeds from shares sold	318,860	3,635,031	749,760	8,554,072
Reinvested distributions	7,618	86,620	25,770	293,909
Cost of shares redeemed	(353,877)	(4,015,508)	(1,126,372)	(12,729,630)
Net change	(27,399)	(293,857)	(350,842)	(3,881,649)
Total transactions in Trust
shares	496,583	$5,641,458	2,170,124	$25,277,191

8. Trustees’ Fees and Expenses

     At September 30, 2011 there were 7 Trustees, one of whom is affiliated with the Administrator and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2011 was $86,864. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2011, such meeting-related expenses amounted to $16,513.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

9. Securities Traded on a When-Issued Basis

The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/ or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. At March 31, 2011 the Trust had a capital loss carryover of $8,030,679, of which $2,273,607 expires in 2015, $1,251,412 expires in 2016, $1,198,556 expires in 2017, $3,244,561 expires in 2018 and $62,543 expires in 2019. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

The tax character of distributions:

	Year Ended March 31,
	2011	2010
Net tax-exempt income	$25,459,392	$23,808,866
Ordinary income	68,837	86,636
Long-term capital gain	–	–
	$25,528,229	$23,895,502

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2011 (unaudited)

As of March 31, 2011, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$15,604,267
Undistributed tax-exempt income	283,825
Other accumulated losses	(8,030,679)
Other temporary differences	(283,825)
$7,573,588

The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Tax Information

The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was enacted on December 22, 2010. The Modernization Act amends several tax provisions impacting mutual funds. In general, the amendments are effective for fiscal years beginning after enactment. The Modernization Act provides several benefits, including the unlimited carryover of future capital losses versus the prior eight year limitation. Relevant information regarding the impact of the Modernization Act, if any, will be contained within the Federal Tax Status of Distributions section of the financial statements for the fiscal year ending March 31, 2012.

12. Ongoing Development

Since December 2007, the three major rating agencies (Standard & Poor’s, Moody’s and Fitch) downgraded or eliminated ratings of the majority of the municipal bond insurance companies due to loss of capital from investments in subprime mortgages. Only a few insurers are now deemed to be investment grade. Thus, while certain bonds have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Trust’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	9/30/11		Year Ended March 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.17		$11.34	$11.21	$11.15	$11.33	$11.32
Income (loss) from investment operations:
Net investment income	0.18	(1)	0.36 (1)	0.36 (1)	0.42 (1)	0.46 (1)	0.46 (2)
Net gain (loss) on securities (both realized
and unrealized)	0.35		(0.17)	0.13	0.06	(0.18)	0.02
Total from investment operations	0.53		0.19	0.49	0.48	0.28	0.48
Less distributions (note 10):
Dividends from net investment income	(0.18)		(0.36)	(0.36)	(0.42)	0.46	(0.46)
Distributions from capital gains	–		–	–	–	–	(0.01)
Total distributions	(0.18)		(0.36)	(0.36)	(0.42)	(0.46)	(0.47)
Net asset value, end of period	$11.52		$11.17	$11.34	$11.21	$11.15	$11.33
Total return (not reflecting sales charge)	4.75	% (3)	1.69%	4.44%	4.43%	2.49%	4.28%
Ratios/supplemental data
Net assets, end of period (in millions)	$733		$709	$705	$656	$636	$645
Ratio of expenses to average net assets	0.73	% (4)	0.74%	0.74%	0.75%	0.75%	0.75%
Ratio of net investment income to average
net assets	3.12	%(4)	3.19%	3.19%	3.80%	4.06%	3.99%
Portfolio turnover rate	5	%(3)	7%	13%	10%	18%	38%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.73	% (4)	0.74%	0.74%	0.74%	0.75%	0.75%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C												Class Y
	Six Months												Six Months
	Ended												Ended
	9/30/11		Year Ended March 31,										9/30/11		Year Ended March 31,
	(unaudited)		2011		2010		2009		2008		2007		(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$11.16		$11.34		$11.20		$11.14		$11.33		$11.31		$11.19		$11.36	$11.23	$11.17	$11.35	$11.34
Income (loss) from investment operations:
Net investment income	0.13	(1)	0.27	(1)	0.27	(1)	0.33	(1)	0.37	(1)	0.36	(2)	0.19	(1)	0.38 (1)	0.39 (1)	0.44 (1)	0.48 (1)	0.48 (2)
Net gain (loss) on securities (both
realized and unrealized)	0.35		(0.18)		0.14		0.06		(0.19)		0.03		0.35		(0.16)	0.13	0.06	(0.18)	0.02
Total from investment operations	0.48		0.09		0.41		0.39		0.18		0.39		0.54		0.22	0.52	0.50	0.30	0.50
Less distributions (note 10):
Dividends from net investment income	(0.13)		(0.27)		(0.27)		(0.33)		(0.37)		(0.36)		(0.19)		(0.39)	(0.39)	(0.44)	(0.48)	(0.48)
Distributions from capital gains	–		–		–		–		–		(0.01)		–		–	–	–	–	(0.01)
Total distributions	(0.13)		(0.27)		(0.27)		(0.33)		(0.37)		(0.37)		(0.19)		(0.39)	(0.39)	(0.44)	(0.48)	(0.49)
Net asset value, end of period	$11.51		$11.16		$11.34		$11.20		$11.14		$11.33		$11.54		$11.19	$11.36	$11.23	$11.17	$11.35
Total return	4.34	%(3)(4)	0.79	%(3)	3.70	%(3)	3.60	%(3)	1.59	%(3)	3.55	%(3)	4.85	% (4)	1.89%	4.65%	4.64%	2.70%	4.49%
Ratios/supplemental data
Net assets, end of period (in millions)	$71		$65		$52		$34		$30		$36		$29		$28	$33	$30	$28	$23
Ratio of expenses to average net assets	1.54	% (5)	1.54%		1.54%		1.55%		1.55%		1.55%		0.53	% (5)	0.54%	0.54%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.31	%(5)	2.38%		2.37%		2.99%		3.26%		3.19%		3.33	% (5)	3.38%	3.39%	4.00%	4.26%	4.19%
Portfolio turnover rate	5	%(4)	7%		13%		10%		18%		38%		5	%(4)	7%	13%	10%	18%	38%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.54	% (5)	1.54%		1.54%		1.54%		1.55%		1.55%		0.53	% (5)	0.54%	0.54%	0.54%	0.55%	0.55%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Not reflecting CDSC.
(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2011 and held for the six months ended September 30, 2011.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended September 30, 2011

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	4.75%	$1,000.00	$1,047.50	$3.74
Class C	4.34%	$1,000.00	$1,043.40	$7.87
Class Y	4.85%	$1,000.00	$1,048.50	$2.71

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.73%, 1.54% and 0.53% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six Months ended September 30, 2011

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.41	$3.69
Class C	5.00%	$1,000.00	$1,017.40	$7.77
Class Y	5.00%	$1,000.00	$1,022.41	$2.68

(1)
Expenses are equal to the annualized expense ratio of 0.73%, 1.54% and 0.53% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Administrator publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2011 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no current action on the part of shareholders is required.

     For the fiscal year ended March 31, 2011, $25,459,392 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.73% of total dividends paid during the fiscal year ended March 31, 2011, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; and the balance was ordinary dividend income.

     Prior to February 15, 2011, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2010 calendar year.

     Prior to February 15, 2012, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2011 calender year.

Additional Information (unaudited)

Renewal of the Investment Advisory Agreement

Renewal until June 30, 2012 of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser was approved by the Board of Trustees and the independent Trustees in June, 2011. At a meeting called and held for the foregoing purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

•	Copies of the agreements to be renewed;

•	A term sheet describing the material terms of the agreements;

•	The Annual Report of the Trust for the year ended March 31, 2011;

•
A report, prepared by the Adviser and Administrator and provided to the Trustees for the Trustees’ review, containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of its shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Adviser and the Administrator; and

•	Quarterly materials reviewed at prior meetings on the Trust’s performance, operations, portfolio and compliance.

The Trustees reviewed materials relevant to, and considered, the following factors:

The nature, extent, and quality of the services provided by the Adviser.

The Adviser has employed Mr. Stephen K. Rodgers, Ms. Janet Katakura and Mr. Denis Massey as the portfolio management team for the Trust and has provided facilities for credit analysis of the Trust’s portfolio securities. Mr. Rodgers is Executive Vice President and Chief Investment Officer of the Adviser and oversees approximately $4 billion of client assets in a variety of taxable and tax-free products and portfolios. Ms. Katakura is a Vice President and Senior Portfolio Manager with the Adviser’s parent, Bank of Hawaii (BOH) and has been employed by BOH since 1983 and has over 30 years of experience in the investment industry. Mr. Massey is Assistant Vice President and Portfolio Manager with BOH and started his career with the Adviser as a Market Risk Analyst and joined the Fixed Income Department in 2007 to focus on tax-exempt portfolios. The portfolio management team, based in Honolulu, has provided local information regarding specific holdings in the Trust’s portfolio. The portfolio management team has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust’s portfolio, with which to assess the Trust as an investment vehicle for residents of Hawaii in light of prevailing interest rates and local economic conditions. In addition, members of the portfolio management team have been present at all regular meetings of the Board and Shareholders.

The Board considered that the Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital.

The Board concluded that the services provided were appropriate and satisfactory and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

The investment performance of the Trust and Adviser.

     The Board reviewed each aspect of the Trust’s performance and compared its performance with that of 1) its local competitors, 2) its peer group (i.e., Morningstar single-state intermediate tax-free municipal bond funds nationwide) and 3) benchmark indices. It was noted that there was a very limited number of local competitors and, accordingly, more weight was given to the Trust’s investment performance compared to its peer group and benchmark indices. It was noted that the materials provided by the Adviser indicated that the Trust had investment performance that was generally comparable to that of its local competition and peer group for the one-, three-, five- and ten-year periods.

     The Board concluded that the performance of the Trust was good, in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk, while observing that the Trust’s Sharpe and Treynor ratios, which measure risk-adjusted return, were more favorable than those of its instate competitors. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Trust.

     The information provided contained expense data for the Trust and its local competitors as well as data for its Morningstar peer group, including data for such front-end load funds of a comparable asset size. The materials also showed the profitability to the Adviser of its services to the Trust.

     The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. It was noted that there was a very limited number of local competitors and, accordingly, more weight was given to the comparative expense and fee data of the Trust’s Morningstar peer group. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Trust’s local competitors.

     The Board further concluded that the profitability to the Adviser did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows.

     Data provided to the Trustees showed that the Trust’s asset size had increased after several years of general decline. The Trustees also noted that the materials indicated that the Trust’s fees were already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

Benefits derived or to be derived by the Adviser and its affiliates from the relationship with the Trust.

     The Board observed that, as is generally true of most fund complexes, the Adviser and its affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Adviser and its affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Administrator
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Adviser
ASSET MANAGEMENT GROUP of BANK of HAWAII
P.O. Box 3170
Honolulu, Hawaii 96802

Board of Trustees
Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Stanley W. Hong
Richard L. Humphreys
Bert A. Kobayashi, Jr.
Glenn P. O’Flaherty
Russell K. Okata

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Sherri Foster, Senior Vice President
Paul G. O’Brien, Senior Vice President
Stephen J. Caridi, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee December 7, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer December 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee December 7, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer December 7, 2011

HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.